UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21371
                                                     ------------

                              Phoenix Adviser Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,                     John H. Beers, Esq.
Counsel and Secretary for Registrant                  Vice President and Counsel
  Phoenix Life Insurance Company                  Phoenix Life Insurance Company
          One American Row                                  One American Row
       Hartford, CT 06103-2899                          Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (800) 243-1574
                                                            ---------------

                      Date of fiscal year end: February 28
                                               -----------

                     Date of reporting period: May 31, 2006
                                               ------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX ADVISER TRUST
GLOSSARY
MAY 31, 2006

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FHLB
Federal Home Loan Bank

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Focused Value Fund


                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)


                                                         SHARES      VALUE
                                                         ------   -----------
DOMESTIC COMMON STOCKS--76.8%

APPAREL RETAIL--2.1%
TJX Cos., Inc. (The)                                     48,100   $ 1,140,451

APPAREL, ACCESSORIES & LUXURY GOODS--2.1%
Liz Claiborne, Inc.                                      30,400     1,175,568

BROADCASTING & CABLE TV--3.3%
Entercom Communications Corp.                            31,200       831,792
Saga Communications, Inc. Class A(b)                     97,575       984,532
                                                                  -----------
                                                                    1,816,324
                                                                  -----------
CONSUMER FINANCE--0.8%
American Express Co.                                      8,500       462,060

DIVERSIFIED BANKS--4.4%
Wells Fargo & Co.                                        36,300     2,409,231

HEALTH CARE FACILITIES--2.8%
HCA, Inc.                                                15,700       697,865
Health Management Associates, Inc.
  Class A                                                40,700       848,595
                                                                  -----------
                                                                    1,546,460
                                                                  -----------
HOME FURNISHINGS--2.3%
Mohawk Industries, Inc.(b)                               17,130     1,262,481

HYPERMARKETS & SUPER CENTERS--3.2%
Wal-Mart Stores, Inc.                                    36,100     1,749,045

LIFE SCIENCES TOOLS & SERVICES--1.3%
Fisher Scientific International,
  Inc.(b)                                                 9,600       712,800

MULTI-LINE INSURANCE--5.0%
American International Group, Inc.                       45,700     2,778,560

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Bank of America Corp.                                    16,900       817,960

PACKAGED FOODS & MEATS--1.9%
General Mills, Inc.                                      20,700     1,074,123

PHARMACEUTICALS--4.2%
Johnson & Johnson                                        29,300     1,764,446
Pfizer, Inc.                                             23,300       551,278
                                                                  -----------
                                                                    2,315,724
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--16.9%
Berkshire Hathaway, Inc. Class A(b)                          90     8,306,100
Cincinnati Financial Corp.                               17,092       783,497


                                                         SHARES      VALUE
                                                         ------   -----------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Markel Corp.(b)                                             570   $   192,517
Old Republic International Corp.                          3,296        70,436
                                                                  -----------
                                                                    9,352,550
                                                                  -----------
PUBLISHING & PRINTING--2.2%
Gannett Co., Inc.                                        22,800     1,231,428

REGIONAL BANKS--3.2%
Fifth Third Bancorp                                      46,300     1,759,400

SOFT DRINKS--1.2%
Coca-Cola Co. (The)                                      15,700       691,271

SPECIALIZED CONSUMER SERVICES--1.5%
Block (H&R), Inc.                                        35,800       814,450

THRIFTS & MORTGAGE FINANCE--15.3%
Fannie Mae                                               45,474     2,262,332
Freddie Mac                                              79,700     4,785,188
Golden West Financial Corp.                              18,900     1,381,590
                                                                  -----------
                                                                    8,429,110
                                                                  -----------
TOBACCO--1.6%
Altria Group, Inc.                                       12,300       889,905
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $39,036,922)                                      42,428,901
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--11.8%

DISTILLERS & VINTNERS--2.8%
Diageo plc Sponsored ADR (United
  Kingdom)                                               23,200     1,535,608

PACKAGED FOODS & MEATS--6.8%
Cadbury Schweppes plc Sponsored ADR
  (United Kingdom)                                       43,300     1,668,782
Nestle S.A. Sponsored ADR
  (Switzerland)                                          28,200     2,109,196
                                                                  -----------
                                                                    3,777,978
                                                                  -----------
SPECIALTY STORES--2.2%
Signet Group plc Sponsored ADR
  (United Kingdom)                                       69,700     1,229,508
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,139,427)                                        6,543,094
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--88.6%
(IDENTIFIED COST $45,176,349)                                      48,971,995
-----------------------------------------------------------------------------

Phoenix Focused Value Fund


                                                       PAR VALUE
                                                         (000)       VALUE
                                                       ---------  -----------
SHORT-TERM INVESTMENTS(d)--12.0%

U.S. TREASURY BILLS--5.4%
U.S. Treasury Bill 4.502%, 8/17/06                       $3,033   $ 3,002,928

COMMERCIAL PAPER--6.6%
UBS Finance Delaware LLC 5.05%,
  6/1/06                                                  2,160     2,160,000
Danaher Corp. 5%, 6/6/06                                  1,475     1,473,976
                                                                  -----------
                                                                    3,633,976
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,637,935)                                        6,636,904
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $51,814,284)                                      55,608,899(a)

Other assets and liabilities, net--(0.6)%                            (354,666)
                                                                  -----------
NET ASSETS--100.0%                                                $55,254,233
                                                                  ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,550,866 and gross depreciation of $1,849,587 for federal income tax purposes. At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $51,907,620.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Foreign Opportunities Fund


                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)


                                                     SHARES         VALUE
                                                    ---------    ------------
FOREIGN COMMON STOCKS(c)--87.4%

AUSTRALIA--3.9%
Aristocrat Leisure Ltd. (Casinos & Gaming)            200,400    $  2,033,605
Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)                                  30,500         609,264
Westfield Group (Real Estate Management &
  Development)                                        208,631       2,556,889
Westfield Group (Real Estate Management &
  Development)(b)                                       5,480          66,749
Woolworths Ltd. (Food Retail)                         193,740       2,720,390
                                                                 ------------
                                                                    7,986,897
                                                                 ------------
BELGIUM--1.1%
Colruyt SA (Food Retail)                               15,400       2,371,980

BRAZIL--1.2%
Souza Cruz S.A. (Tobacco)                             170,000       2,426,523
Tractebel Energia S.A. (Electric Utilities)            23,400         167,285
                                                                 ------------
                                                                    2,593,808
                                                                 ------------
FRANCE--5.0%
Air Liquide SA (Industrial Gases)                       7,285       1,515,044
Arkema (Diversified Chemicals)(b)                       1,090          39,108
Arkema-Sponsored ADR (Diversified
  Chemicals)(b)                                           498          17,674
BNP Paribas SA (Diversified Banks)                     17,000       1,586,056
L'Oreal SA (Personal Products)                         11,100         994,128
M6 Metropole Television (Broadcasting &
  Cable TV)                                            62,800       2,027,608
Total SA (Integrated Oil & Gas)                        43,600       2,828,004
Total SA Sponsored ADR (Integrated Oil & Gas)          19,914       1,298,592
                                                                 ------------
                                                                   10,306,214
                                                                 ------------
GERMANY--0.4%
Henkel KGaA (Household Products)                        7,500         776,984

INDIA--1.7%
HDFC Bank Ltd. (Diversified Banks)                     16,300         263,408
HDFC Bank Ltd. ADR (Diversified Banks)                 61,100       3,234,634
                                                                 ------------
                                                                    3,498,042
                                                                 ------------
IRELAND--4.8%
Allied Irish Banks plc (Diversified Banks)             28,875         687,502
Anglo Irish Bank Corp. plc (Diversified Banks)        591,539       9,220,372
                                                                 ------------
                                                                    9,907,874
                                                                 ------------


                                                     SHARES         VALUE
                                                    ---------    ------------
ITALY--1.1%
ENI S.p.A. (Integrated Oil & Gas)                      76,600    $  2,309,737

JAPAN--7.1%
Daito Trust Construction Co. Ltd. (Homebuilding)       46,600       2,545,859
Millea Holdings, Inc. (Property & Casualty
  Insurance)                                              336       5,946,933
Secom Co. Ltd. (Specialized Consumer Services)         15,000         757,947
Shin-Etsu Chemical Co. Ltd. (Diversified
  Chemicals)                                           12,700         715,178
Toyota Motor Corp. (Automobile Manufacturers)          87,100       4,660,846
                                                                 ------------
                                                                   14,626,763
                                                                 ------------
MEXICO--2.3%
America Movil S.A. de C.V. ADR Series L (Wireless
  Telecommunication Services)                          61,600       2,011,856
Grupo Modelo, S.A. de C.V. Series C (Brewers)         761,900       2,720,352
                                                                 ------------
                                                                    4,732,208
                                                                 ------------
NETHERLANDS--2.7%
Aalberts Industries N.V. (Industrial Conglomerates)    25,647       1,902,721
TNT N.V. (Air Freight & Logistics)                     97,700       3,596,478
                                                                 ------------
                                                                    5,499,199
                                                                 ------------
SOUTH AFRICA--2.2%
Remgro Ltd. (Industrial Conglomerates)                234,223       4,662,873

SOUTH KOREA--3.7%
AmorePacific Corp. (Personal Products)                  4,248       1,436,478
Kangwon Land, Inc. (Casinos & Gaming)                 113,100       1,989,631
KT&G Corp. (Tobacco)                                   30,700       1,803,151
Lotte Confectionary Co., Ltd. (Packaged Foods &
  Meats)                                                  300         364,111
S1 Corp. (Specialized Consumer Services)               53,880       2,155,280
                                                                 ------------
                                                                    7,748,651
                                                                 ------------
SPAIN--9.3%
Banco Bilbao Vizcaya Argentaria S.A
  (Diversified Banks)                                 183,510       3,805,699
Enagas (Gas Utilities)                                384,800       8,200,184
Red Electrica de Espana (Electric Utilities)          209,300       7,245,866
                                                                 ------------
                                                                   19,251,749
                                                                 ------------

Phoenix Foreign Opportunities Fund


                                                     SHARES         VALUE
                                                    ---------    ------------
SWEDEN--2.2%
Atlas Copco AB (Industrial Machinery)                 111,000    $  2,773,110
Indutrade AB (Industrial Machinery)                   120,200       1,720,388
                                                                 ------------
                                                                    4,493,498
                                                                 ------------
SWITZERLAND--11.5%
Kuehne & Nagel International AG (Marine)               69,260       5,168,330
Lindt & Spruengli AG (Packaged Foods & Meats)             497         954,275
Nestle S.A. Registered Shares (Packaged Foods &
  Meats)                                               16,350       4,881,012
Novartis AG ADR (Pharmaceuticals)                      65,876       3,654,800
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                    39,800       6,200,973
UBS AG Registered Shares (Diversified Capital
  Markets)                                             25,280       2,864,736
                                                                 ------------
                                                                   23,724,126
                                                                 ------------
TAIWAN--1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)(b)                   216,400       2,049,308

UNITED KINGDOM--19.9%
Barrat Developments plc (Homebuilding)                112,776       1,940,660
BP plc (Integrated Oil & Gas)                         299,750       3,533,363
BP plc Sponsored ADR (Integrated Oil & Gas)            10,500         742,350
British American Tobacco plc (Tobacco)                327,879       8,198,530
Cadbury Schweppes plc (Packaged Foods & Meats)        207,271       1,984,304
Diageo plc (Distillers & Vintners)                    373,876       6,137,174
GlaxoSmithKline plc (Pharmaceuticals)                  68,273       1,888,104
HSBC Holdings plc (Diversified Banks)                 160,418       2,794,738
Imperial Tobacco Group plc (Tobacco)                  175,615       5,378,215
Kensington Group plc (Consumer Finance)               120,100       2,335,568
Reckitt Benckiser plc (Household Products)             58,705       2,160,178
Royal Bank of Scotland Group plc (Diversified
  Banks)                                              122,234       3,943,739
                                                                 ------------
                                                                   41,036,923
                                                                 ------------
UNITED STATES--6.3%
News Corp. Class B (Movies & Entertainment)           187,200       3,685,328


                                                     SHARES         VALUE
                                                    ---------    ------------
UNITED STATES--(CONTINUED)
Tesco plc (Food Retail)                             1,540,906    $  9,239,981
                                                                 ------------
                                                                   12,925,309
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $147,952,492)                                    180,502,143
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--87.4%
(IDENTIFIED COST $147,952,492)                                    180,502,143
-----------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    ------------
SHORT-TERM INVESTMENTS(d)--8.4%


COMMERCIAL PAPER--4.8%
CAFCO LLC 5.05%, 6/1/06                                $5,000       5,000,000
Govco, Inc. 5.05%, 6/1/06                               5,000       5,000,000
                                                                 ------------
                                                                   10,000,000
                                                                 ------------
FEDERAL AGENCY SECURITIES--3.6%
FHLB 4.87%, 6/5/06                                      7,440       7,435,974
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $17,435,974)                                      17,435,974
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.8%
(IDENTIFIED COST $165,388,466)                                    197,938,117(a)

Other assets and liabilities, net--4.2%                             8,602,776
                                                                 ------------
NET ASSETS--100.0%                                               $206,540,893
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,981,835 and gross depreciation of $476,476 for federal income tax purposes. At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $166,432,758.
(b) Non-income producing.
(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Foreign Opportunities Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Air Freight & Logistics                             2.0%
Automobile Manufacturers                            2.6
Brewers                                             1.5
Broadcasting & Cable TV                             1.1
Casinos & Gaming                                    2.2
Consumer Finance                                    1.3
Distillers & Vintners                               3.4
Diversified Banks                                  14.3
Diversified Capital Markets                         1.6
Diversified Chemicals                               0.4
Electric Utilities                                  4.1
Food Retail                                         7.9
Gas Utilities                                       4.6
Homebuilding                                        2.5
Household Products                                  1.6
Industrial Conglomerates                            3.6
Industrial Gases                                    0.8
Industrial Machinery                                2.5
Integrated Oil & Gas                                5.9
Marine                                              2.9
Movies & Entertainment                              2.1
Packaged Foods & Meats                              4.5
Personal Products                                   1.4
Pharmaceuticals                                     6.5
Property & Casualty Insurance                       3.3
Real Estate Management & Development                1.5
Regional Banks                                      0.2
Semiconductors                                      1.1
Specialized Consumer Services                       1.6
Tobacco                                             9.9
Wireless Telecommunication Services                 1.1
                                                  -----
                                                  100.0%
                                                  =====

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
       The following is a summary of significant accounting policies consistently followed by the Phoenix Adviser Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On May 31, 2006, the Foreign Opportunities Fund utilized fair value pricing for its foreign common stock.

       Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


B. SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. FOREIGN CURRENCY TRANSLATION

       Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.


D. FOREIGN SECURITY COUNTRY DETERMINATION

       A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)


E. FORWARD CURRENCY CONTRACTS

     Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

   At May 31, 2006, the Foreign Opportunities Fund had entered into forward currency contracts as follows:

                                                                     Net
                      In                                          Unrealized
Contract to        Exchange         Settlement                   Appreciation
Sell                  For              Date         Value       (Depreciation)
----                  ---              ----         ------      --------------
ZAR 28,650,320     USD 4,280,000      5/29/07     $4,160,475       $119,525
MXP 28,719,145     USD 2,485,000      6/1/07       2,466,181         18,819
                                                                   --------
                                                                   $138,344

ZAR   South African Rand       USD United States Dollar       MXP Mexican Peso


NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

       In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

       Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.


NOTE 3--MERGER

      On May 19, 2006, the Phoenix Foreign Opportunities Fund ("Foreign Opportunities Fund") of the Phoenix Adviser Trust acquired all of the net assets of the Phoenix Overseas Fund ("Overseas Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Phoenix Asset Trust (f/k/a Phoenix-Kayne Funds) on May 15, 2006. The Overseas Fund had net assets on that date of $60,720,256 including $17,631,678 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $208,971,708.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Adviser Trust
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By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date  July 27, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date  July 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date  July 25, 2006
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* Print the name and title of each signing officer under his or her signature.